RELATED PARTY TRANSACTIONS AND BALANCES - Related party balances (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	¥ 1,002	$ 149	¥ 335
Allowance	(134)	(19)	(135)
Due from related parties, net	868	130	200
Due to related parties	1,474	220	2,471
Shanghai Yulin
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	10	1	10
Shanghai Muqing jiahe
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	8	1	9
Anpac Beijing
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties			200
Due to related parties	10	1
Xuedong Du
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	116	17	116
Rouou Ying
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	45	7
Shanghai muqing industrial
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	117	17	131
CRS
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	391	59
Zhijun
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	55	8	55
Jiangsu Anpac
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	1		3
Jiaxing Zhijun
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	900	$ 135	856
Weidong Dai
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	¥ 1		10
Advance Life
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties			491
Advance Life | Advance Life
RELATED PARTY TRANSACTIONS AND BALANCES
Percentage of equity interest	40.00%	40.00%
Annadi
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	¥ 823	$ 123
Due to related parties			¥ 925